NOTES PAYABLE	12 Months Ended
Dec. 31, 2021
Freight App Inc [Member]
NOTES PAYABLE

NOTE 12 – NOTES PAYABLE

On September 16, 2021, the Company entered into a promissory note with Hudson (the “September Promissory Note”), for the amount of $1,500,000 with maturity date of September 16, 2022. Interest on the September Promissory Note accrues at a rate of 0.17% per annum. In connection with the September Promissory Note, the Company also issued warrants to Hudson to purchase certain securities of the Company (the “September Warrant Securities”) (see Note 17). Hudson assigned the warrants it received from the Company to ATW Partners Opportunities Management, LLC an affiliate of a shareholder of the Company (“ATW”) and executed a Warrant Assignment Agreement on September 16, 2021 (see Note 16). The Company measured the fair value of the warrants at the issuance date to be $2,692,396 and allocated an amount of $1,500,000 to be recorded as a debt discount that will be amortized over the term of the September Promissory Note. The transaction is deemed to be a financing transaction and the excess fair value over the proceeds received from the September Promissory Note in the amount of $1,192,396 was recorded in other expense on the accompanying consolidated statements of operations.

On December 29, 2021, the Company entered into a promissory note with ATW pursuant to which the Company issued in notes in the aggregate principal amount of $200,000 discounted by $30,000 for net proceeds of $170,000 (the “First December Promissory Note”). The promissory note will mature on October 7, 2022 and interest will accrue at an annual rate of 0.33% over the term of the note.

On December 29, 2021, in connection with an contemporaneous investment in Hudson funded by ATW, the Company entered a promissory note with Hudson (the “Second December Promissory Note”), for the amount of $950,000 with maturity date of September 28, 2022. Interest on the Second December Promissory Note accrues at a rate of 0.17% per annum.

In connection with the First and the Second December Promissory Notes and the contemporaneous investment by ATW in Hudson, the Company also issued warrants to ATW to purchase certain securities of the Company (the “Warrant Securities”) (see Note 17). The Company measured the fair value of the warrants at the issuance date to be $2,756,669 and allocated an amount of $1,120,000 to be recorded as a debt discount that will be amortized over the term of the two notes payable. The transaction is deemed to be a financing transaction and the excess fair value over the proceeds received from the two notes payable in the amount of $1,636,669 was recorded in other expense on the accompanying consolidated statements of operations.

During the year ended December 31, 2021, amortization of debt discount was recorded to interest expense in the amount of $446,774.

The aggregate balance of the note payable is as follows:

December 31, 2021
Notes payable	$2,650,000
Less: unamortized discount	(2,203,226)
Notes payable, net	$446,774

FREIGHT APP, INC. AND SUBSIDIARY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2021 AND 2020